Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 329,262,093	$ 17,255,692
Non-current, Maturity	1,703,044,158	760,932,929
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	283,527,689	122
Non-current, Maturity	229,020,029
Unsecured Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	43,568,129	15,455,782
Non-current, Maturity	1,461,713,954	748,123,803
Finance Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,166,275	1,799,788
Non-current, Maturity	$ 12,310,175	$ 12,809,126